Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Annuity, Series E | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Variable Annuity, Series E | AA
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Variable Annuity, Series E | A
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Variable Annuity, Series E | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Variable Annuity, Series E | BB
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Annuity, Series E | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Annuity, Series E | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series E | CC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Series E | C
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Annuity, Series E | NR
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Annuity, Series E | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Variable Annuity, Series E | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Variable Annuity, Series E | Interest Rate Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Variable Annuity, Series E | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Variable Annuity, Series E | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Variable Annuity, Series E | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Variable Annuity, Series E | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Annuity, Series E | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Annuity, Series E | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Annuity, Series E | Interest Rate Swaptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Annuity, Series E | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Variable Annuity, Series E | Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Variable Annuity, Series E | Interest Rate Swaptions Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Variable Annuity, Series E | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Variable Annuity, Series E | Guggenheim Variable Insurance Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Variable Annuity, Series E | Uniform MBS 30 Year, 5.00% due 09/01/25
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Annuity, Series E | U.S. Treasury Inflation Indexed Bonds, 2.13% due 01/15/35
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Annuity, Series E | Uniform MBS 30 Year, 5.50% due 09/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Annuity, Series E | Uniform MBS 30 Year, 3.00% due 09/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Series E | U.S. Treasury Bonds due 05/15/51
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Annuity, Series E | Uniform MBS 15 Year, 5.00% due 09/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Annuity, Series E | U.S. Treasury Notes, 4.13% due 05/31/32
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Annuity, Series E | Uniform MBS 30 Year, 5.00% due 08/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Annuity, Series E | U.S. Treasury Bonds, 4.38% due 11/15/39
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Annuity, Series E | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Variable Annuity, Series F | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Variable Annuity, Series F | BB
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Variable Annuity, Series F | B
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Variable Annuity, Series F | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Annuity, Series F | NR
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Annuity, Series F | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Variable Annuity, Series F | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Variable Annuity, Series F | Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Series F | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Annuity, Series F | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Variable Annuity, Series F | Guggenheim Floating Rate Strategies Fund — Class R6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Annuity, Series F | Grifols Worldwide Operations USA, Inc., 6.48%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series F | Ascend Learning, LLC, 7.33%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series F | Culligan, 7.32%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series F | Calpine Construction Finance Company, LP, 6.33%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series F | Burlington Coat Factory Warehouse Corp., 6.08%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series F | Restaurant Brands, 6.08%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series F | GIP Pilot Acquisition Partners LP, 6.28%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series F | Park River Holdings, Inc., 7.80%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series F | DCert Buyer, Inc., 8.33%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series P | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Annuity, Series P | BB
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Variable Annuity, Series P | B
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Variable Annuity, Series P | CCC
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Variable Annuity, Series P | NR
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Annuity, Series P | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Annuity, Series P | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Variable Annuity, Series P | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series P | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Variable Annuity, Series P | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Series P | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Annuity, Series P | GrafTech Finance, Inc., 4.63%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Series P | CPI CG, Inc., 10.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series P | Trinity Industries, Inc., 7.75%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series P | Enviri Corp., 5.75%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series P | Great Lakes Dredge & Dock Corp., 5.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, Series P | Jefferies Finance LLC / JFIN Company-Issuer Corp., 5.00%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Series P | AMC Networks, Inc., 4.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Series P | Jones Deslauriers Insurance Management, Inc., 10.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Series P | ITT Holdings LLC, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Series P | Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp., 5.00%
Holdings [Line Items]
Percent of Net Asset Value	0.80%